Contract liabilities (Tables)	12 Months Ended
Mar. 31, 2020
Contract liabilities [abstract]
Summary of contract liabilities

	2020	2019
	£m	£m
Current	76	61
Non-current	1,082	933
	1,158	994

Explanation of significant changes in contract assets and contract liabilities
Significant changes in the contract liabilities balances during the period are as follows:

	2020	2019
	£m	£m
As at 1 April	994	866
Exchange adjustments	39	29
Revenue recognised that was included in the contract liability balance at the beginning of the period	(60)	(51)
Increases due to cash received, excluding amounts recognised as revenue during the period	185	155
Changes due to amounts recognised as revenue	—	(5)
At 31 March	1,158	994